Stockholders' Equity - Schedule of Restricted Stock Units (Details) - shares	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance	118,000	84,000	77,000
Issuance of restricted stock units	89,000	78,000	79,000
Forfeiture of restricted stock units	(31,000)		(24,000)
Ending balance	120,000	118,000	84,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest [Abstract]
Vesting of restricted stock units	(56,000)	(44,000)	(48,000)
Restricted Stock Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance	78,000	0
Issuance of restricted stock units	0	78,000
Forfeiture of restricted stock units	(8,000)
Ending balance	66,000	78,000	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest [Abstract]
Beginning balance, Number of RSU vested	0	0
Vesting of restricted stock units	(4,000)	0
Ending balance, Number of RSU vested		0	0